CONVERTIBLE NOTES PAYABLE - Interest Expense (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Expected accrued interest | $			$ 312,000
Accrued interest and financing expense | $	$ 1,146,251	$ 1,146,251	$ 1,146,251	$ 743,840
Total number of notes holders | item			5
Number of notes holders who received consideration | item			2
Number of remaining noteholders | item		3	3
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Accrued interest and financing expense | $				744,000
Convertible notes 2020
Debt Instrument [Line Items]
Expected accrued interest | $			$ 312,000
Accrued interest and financing expense | $	1,146,000	$ 1,146,000	$ 1,146,000	744,000
Total number of notes holders | item			5
Number of notes holders who received consideration | item			2
Number of remaining noteholders | item			3
Interest expense | $	$ 0	$ 0	$ 0	$ 202,000